INCOME TAXES (Schedule of Valuation Allowance on Deferred Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
At the beginning of the year	$ 9,516	$ 5,217	$ 3,535
Change for the year	6,291	4,299	1,682
At end of the year	$ 15,807	$ 9,516	$ 5,217